SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable related party	$ 200,500	[1]	$ 709,727	[1],[2]	$ 531,000	[2]
Professional fees	315,502		393,085		375,371
Interest	181,548		134,581		85,685
Payroll taxes	15,941		40,182		32,010
Pension/401K	48,125		180,557		131,250
Other	1,546		990
Un-issued share liability, related party	5,700	[3]	38,400	[3]
Un-issued share liability, consultant	380		960
Convertible note payable	2,000,000		2,165,000		2,122,181
Total current liabilities	$ 2,769,242		$ 3,663,482		$ 3,277,497

[1]	$71,000 to the CEO, $70,000 to the CFO and $54,500 and the CCO for two months of salary and expenses, there are also $5,000 owed to an affiliate. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO in salary and expenses.
[2]	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.
[3]	There are currently 30,000 shares of Common Stock awarded but not issued to three Board Members in the first quarter of 2023. The total fair market value at the time of the award was $5,700